DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATION
DISCONTINUED OPERATION

24.                               DISCONTINUED OPERATION

On December 26, 2011, the termination of all VIE agreements entered into between the Company, Shanghai JNet and its nominee shareholders led to the deconsolidation and an “effective” disposal of Shanghai JNet back to the sellers in exchange for nil consideration (Note 4(b)). Accordingly, pursuant to ASC 205-20 “Discontinued Operations,” the financial results of Shanghai JNet have been accounted for as a discontinued operation whereby the results of operations of Shanghai JNet have been eliminated from the results of continuing operations and reported in discontinued operations for all periods presented.

The breakdown of assets and liabilities attributed to discontinued operations as of December 26, 2011 (the date of sale), are as follows:

December 26, 2011
RMB’ 000

Current assets	63,182
Property and equipment, net	5
Intangible assets	19
Goodwill	16,989
Total assets	80,195

Current liabilities	(48,737)
Deferred tax liabilities	(5)
Total liabilities derecognized	(48,742)
Total net assets (Note 4(b))	31,453